Commitments - Operating lease commitments and Capital commitments (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018
Commitments
Future minimum lease payments under non-cancellable operating leases	€ 10,816	€ 9,694
Future minimum sublease payments expected to be received under non-cancellable subleases	1,027	859
Capital commitments from company and subsidiaries	2,980	2,630
Capital commitments from share of joint operations	32	76
Contracts placed for future capital expenditure not provided in the financial statements	3,012	2,706
Within one year
Commitments
Future minimum lease payments under non-cancellable operating leases	2,834	2,686
In more than one year but less than two years
Commitments
Future minimum lease payments under non-cancellable operating leases	1,654	1,633
In more than two years but less than three years
Commitments
Future minimum lease payments under non-cancellable operating leases	1,227	1,155
In more than three years but less than four years
Commitments
Future minimum lease payments under non-cancellable operating leases	950	903
In more than four years but less than five years
Commitments
Future minimum lease payments under non-cancellable operating leases	739	717
In more than five years
Commitments
Future minimum lease payments under non-cancellable operating leases	€ 3,412	€ 2,600